May 4, 2016

Via EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Subj:	Security Benefit Life Insurance Company
SBL Variable Annuity Account XIV
File Nos. 333-41180, 811-10011 — SecureDesigns Variable Annuity

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account XIV does not differ from that contained in Post‑Effective Amendment No. 25 under the Securities Act of 1933 and Post-Effective Amendment No. 63 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 29, 2016.

If you have any questions or comments regarding this filing, please contact me at (785) 438-3321.

Sincerely,

/s/ CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary